Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

ZTO Express (Cayman) Inc. (“ZTO”) was incorporated under the laws of Cayman Islands on April 8, 2015. ZTO, its subsidiaries and its variable interest entity and subsidiaries of variable interest entity (“VIE”) (collectively also referred to as the “Company”) are principally engaged in express delivery services in the People's Republic of China (“the PRC”) through a nationwide network partner model.